UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		May 5, 2003
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    53

Form 13F Information Table Value Total:   $75,293
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Auto Parts Inc.        COM              00751Y106     2760 59675.000SH       SOLE                22250.000         37425.000
Alltel Corp.                   COM              020039103     2208 49340.000SH       SOLE                19250.000         30090.000
Amgen, Inc.                    COM              031162100     2153 37408.000SH       SOLE                15114.000         22294.000
Anadarko Petroleum Corp.       COM              032511107      319 7000.000 SH       SOLE                 1100.000          5900.000
Anthem Inc.                    COM              03674b104     2983 45020.000SH       SOLE                19400.000         25620.000
Applera Corp. - Celera Genomic COM              038020202      270 31355.000SH       SOLE                13570.000         17785.000
Autozone Inc.                  COM              053332102      230 3350.000 SH       SOLE                 2800.000           550.000
Avon Products, Inc.            COM              054303102      302 5300.000 SH       SOLE                 3600.000          1700.000
BB & T Corp.                   COM              054937107      216 6869.000 SH       SOLE                                   6869.000
Baxter Int'l. Inc.             COM              071813109      845 45340.000SH       SOLE                18250.000         27090.000
Bristol Myers Squibb Co.       COM              110122108      232 10978.000SH       SOLE                  825.000         10153.000
CVS Corporation                COM              126650100     1928 80840.000SH       SOLE                38375.000         42465.000
Chesapeake Energy Corp.        COM              165167107     2910 370250.000SH      SOLE               170500.000        199750.000
Citigroup Inc.                 COM              172967101      211 6125.139 SH       SOLE                  649.000          5476.138
Colgate Palmolive Co.          COM              194162103     2417 44397.045SH       SOLE                17775.000         26622.045
Convergys Corp.                COM              212485106     2420 183350.000SH      SOLE                77175.000        106175.000
Crown America Realty Tr.       COM              228186102     2210 225011.000SH      SOLE                63150.000        161861.000
Crown Pacific Partners Ltd.    COM              228439105       11 75350.000SH       SOLE                22500.000         52850.000
Developers Diversified         COM              251591103      246 10170.000SH       SOLE                 2481.000          7689.000
Devon Energy Corp.             COM              25179m103     1010 20942.000SH       SOLE                 9367.000         11575.000
ElPaso Energy Partners LP      COM              28368b102      284 9145.000 SH       SOLE                  625.000          8520.000
Enterprise Products Partners L COM              293792107      947 45415.000SH       SOLE                 3100.000         42315.000
Equity Inns Inc.               COM              294703103      398 67962.000SH       SOLE                25750.000         42212.000
Equity Residential             COM              29476L107      281 11694.000SH       SOLE                 2904.000          8790.000
Exxon Mobil Corp.              COM              30231g102      277 7933.999 SH       SOLE                                   7933.999
Federal National Mortgage Assn COM              313586109      377 5775.000 SH       SOLE                 4500.000          1275.000
Federal Rlty. Inv. Tr.         COM              313747206      484 15925.000SH       SOLE                 8150.000          7775.000
Fulton Financial Corp.         COM              360271100      843 44850.000SH       SOLE                19500.000         25350.000
Gallagher Arthur J. & Co.      COM              363576109     1161 47305.000SH       SOLE                15700.000         31605.000
General Electric Co.           COM              369604103     1122 43982.285SH       SOLE                12000.000         31982.285
Glimcher Realty Trust          COM              379302102      820 42725.000SH       SOLE                20175.000         22550.000
Int'l Business Machines        COM              459200101      203 2584.000 SH       SOLE                                   2584.000
Istar Financial Inc.           COM              45031u101      527 18050.000SH       SOLE                10450.000          7600.000
Johnson & Johnson              COM              478160104     1211 20924.251SH       SOLE                 7550.000         13374.251
Kerr-McGee Corp                COM              492386107     3058 75305.000SH       SOLE                25225.000         50080.000
Kinder Morgan Energy Partners  COM              494550106     2433 65750.000SH       SOLE                28575.000         37175.000
Laboratory Corp. of America    COM              50540R409     3909 131825.000SH      SOLE                39525.000         92300.000
Liberty Media Corp. Ser. A     COM              530718105     3031 311468.000SH      SOLE               119400.000        192068.000
Microsoft Corp.                COM              594918104      366 15098.346SH       SOLE                 1700.000         13398.346
Mylan Labs Inc.                COM              628530107      382 13275.000SH       SOLE                10650.000          2625.000
Patriot Bank Corp.             COM              70335p103      178 10375.000SH       SOLE                                  10375.000
Penn Virginia Corp.            COM              707882106      698 18170.000SH       SOLE                12425.000          5745.000
Pfizer, Inc.                   COM              717081103     7556 242494.984SH      SOLE               108484.000        134010.984
Quest Diagnostics, Inc.        COM              74834L100     3993 66900.000SH       SOLE                23975.000         42925.000
Reckson Assoc. Realty CL. B    COM              75621k304      332 17150.000SH       SOLE                 1000.000         16150.000
Resource America Inc.          COM              761195205      421 52952.000SH       SOLE                12969.000         39983.000
Shire Pharmaceuticals ADR      COM              82481r106      338 18223.001SH       SOLE                 4116.000         14107.001
Sovereign Bancorp, Inc.        COM              845905108     5193 374966.000SH      SOLE               176250.000        198716.000
Trustco Bank Corp. NY          COM              898349105      123 12775.000SH       SOLE                 4275.000          8500.000
Valero Energy                  COM              91913Y100      265 6400.000 SH       SOLE                  750.000          5650.000
Washington Mutual              COM              939322103     5938 168362.000SH      SOLE                67555.000        100807.000
Well Point Health Networks     COM              94973h108     1918 24985.000SH       SOLE                 5325.000         19660.000
Williams Energy Partners LP    COM              969491109      347 9415.000 SH       SOLE                  600.000          8815.000